Contract Assets, Net and Contract Liabilities - Schedule of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (270)
Reversal (Provision)	270	(270)
Ending balance		$ (270)